Stockholder's Equity Stockholders' Equity (Details)	12 Months Ended
Dec. 31, 2013
Class B Capital Stock [Member]
Class of Stock [Line Items]
Number of votes per share	10
Capital Stock [Member]
Class of Stock [Line Items]
Number of votes per share	1